Financial risk management, objective and policies (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of credit risk exposure by type
	March 31,
	2023	2024
Trade and other receivables	3,061,209	4,637,243
Other financial assets	706,236	2,916,793
Cash and cash equivalents (except cash in hand)	503,476	1,741,878
Total	4,270,921	9,295,914

Schedule of age of trade and other receivables

	March 31,		March 31,
	2023	Impairment	2024	Impairment
0 - 30 days	1,565,505	-	2,546,036	5,092
31 - 90 days	1,047,928	-	922,095	1,844
91 - 180 days	247,967	16,771	526,338	1,053
More than 180 days	653,429	435,275	1,057,918	407,155
Total	3,514,829	452,046	5,052,387	415,144

Schedule of allowance for doubtful debts in trade and other receivables

The movement in the allowance for doubtful debts in respect of trade and other receivables during the year was as follows:

	As at March 31
	2023	2024
Balance at the beginning of the year	294,325	452,046
Provisions accrued during the year	158,092	(30,964)
Amount written off during the year	-	(5,938)
Provision moved to allowance for doubtful other financial assets (refer note 27)	(429)	-
Effect of movement in Exchange rate	58	-
Balance at the end of the year	452,046	415,144

Schedule of financial liabilities by type

The following tables set forth Company’s financial liabilities based on expected and undiscounted amounts as at March 31, 2023 and 2024.

As at March 31, 2023

	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	23,875	29,287	6,894	22,393	-
Lease liabilities	251,228	349,377	79,832	240,906	28,639
Trade and other payables	2,176,353	2,176,353	2,176,353	-	-
Factoring	1,089,699	1,089,699	1,089,699	-	-
Non Convertible Debenture	417,178	417,178	417,178	-	-
Unsecured loan	821,900	912,309	912,309	-	-
Other financial liabilities	417,014	417,014	417,014	-	-
Total	5,197,247	5,391,217	5,099,279	263,299	28,639

As at March 31, 2024

	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	33,393	40,172	12,385	27,787	-
Lease liabilities	215,742	284,724	77,715	207,009	-
Trade and other payables	2,608,087	2,608,087	2,608,087	-	-
Factoring	405,901	405,901	405,901	-	-
Non Convertible Debenture	198,897	225,302	128,881	96,421
Other financial liabilities	418,969	418,969	418,969	-	-
Total	3,880,989	3,983,155	3,651,938	331,217	-

*	Represents Undiscounted cash flows of interest and principal

Summary of foreign currency sensitivity

	March 31,
	2023	2024
5% strengthening/weakening of USD against INR	3,957	7,053

5% strengthening/weakening of Euro against INR	1,670	1,370

5% strengthening/weakening of GBP against INR	997	1,599

5% strengthening/weakening of SGD against INR	(194)	(225)